UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 2, 2006 to June 1, 2006

Commission File Number of issuing entity: 333-127589-35

Lehman Mortgage Trust 2006-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127589

Structured Asset Securities Corporation
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

745 Seventh Avenue, 7th Floor New York, New York	10019
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 526-7000
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
1-A1	☐	☐	☒	________
1-A2	☐	☐	☒	________
2-A1	☐	☐	☒	________
2-A2	☐	☐	☒	________
2-A3	☐	☐	☒	________
3-A1	☐	☐	☒	________
4-A1	☐	☐	☒	________
5-A1	☐	☐	☒	________
6-A1	☐	☐	☒	________
AP	☐	☐	☒	________
AX	☐	☐	☒	________
PAX	☐	☐	☒	________
1B1	☐	☐	☒	________
1B2	☐	☐	☒	________
1B3	☐	☐	☒	________
B1(2-6)	☐	☐	☒	________
B2(2-6)	☐	☐	☒	________
B3(2-6)	☐	☐	☒	________
R	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
This is an amended filing to the original Form 10-D filed on July 7, 2006.  This amended filing was due to a revision in the monthly distribution report included as Exhibit 99.1

See Exhibit 99.1

PART II - OTHER INFORMATION
Item 9. Exhibits.

(b)	Exhibit 99.1 Revised Distribution Statement

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Lehman Mortgage Trust 2006-2
(Issuing Entity)

Aurora Loan Services LLC
(Master Servicer)

Date:	November 8, 2006	/s/ Michele Olds
(Signature)
Michele Olds
Vice President, Servicer Oversight